Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,066,000
Previously Paid Amount	0.00
Total Fee Amount	147.21
Total Offset Amount	0.00
Net Fee	147.21
Narrative - Max Aggregate Offering Price	$ 1,066,000
Final Prospectus	true